Expense Example - Class K - BlackRock U.S. Government Bond Portfolio - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	$ 798